Document and Entity Information	Dec. 15, 2021
Cover [Abstract]
Entity Information, Former Legal or Registered Name	MoSys,Inc.
Amendment Flag	false
Entity Central Index Key	0000890394
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity Registrant Name	Peraso Inc.
Entity File Number	000-32929
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	77-0291941
Entity Address, Address Line One	2309 Bering Dr.
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	418-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PRSO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false